Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Detail) - Fair Value Measurements Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 212	$ 206
Total Liabilities	(69)	(235)
Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	161	161
Total Liabilities	(59)	(215)
Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	34	44
Total Liabilities	(10)	(20)
Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	16
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Level 1 [Member] | Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	1	1
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	211	205
Total Liabilities	(69)	(235)
Level 2 [Member] | Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	161	161
Total Liabilities	(59)	(215)
Level 2 [Member] | Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	34	44
Total Liabilities	(10)	$ (20)
Level 2 [Member] | Cross Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 16